SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Class A Common Stock Subject to Possible Redemption
At September 30, 2021, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:
Gross proceeds	$175,087,500
Less:
Proceeds allocated to Public Warrants	$(13,196,250)
Class A ordinary shares issuance costs	$(9,243,241)
Excess funds in trust from sale of Private Warrants	$(2,587,500)
Plus:
Accretion of carrying value to redemption value	$25,026,991
Class A ordinary shares subject to possible redemption	$175,087,500

At December 31, 2020, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:
Gross proceeds	$175,087,500
Less:
Proceeds allocated to Public Warrants	$(13,196,250)
Class A ordinary shares issuance costs	$ (9,243,241)
Excess funds in trust from sale of Private Warrants	$ (2,587,500)
Plus:
Accretion of carrying value to redemption value	$ 25,026,991
Class A ordinary shares subject to possible redemption	$175,087,500

Basic and Diluted Net Income (loss) Per Ordinary Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):
	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from August 20, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$ 1,326,318	$ 331,579	$ 7,671,161	$1,917,790	$—	$ (5,000)
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	4,312,500	17,250,000	4,312,500	—	3,750,000
Basic and diluted net loss per ordinary share	$0.08	$0.08	$0.44	$0.44	$—	$—

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):
	For the period From August 20, 2020 (Inception) Through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(4,486,647)	$(3,312,113)
Denominator:
Basic and diluted weighted average shares outstanding	5,303,571	3,915,179
Basic and diluted net loss per ordinary share	$ (0.85)	$ (0.85)